Financial Statements Schedule 1 - Condensed Statements of Profit or Loss and Other Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income	¥ 993	$ 153
Net exchange (loss) gain	(3,521)	(541)	¥ 2,546	¥ 5,793
Administrative expenses	(130,203)	(20,012)	(139,377)	(136,681)
(Loss) profit and total comprehensive (loss) income for the year	9,052	$ 1,391	(25,924)	(28,567)
Parent [Member]
Condensed Statement of Income Captions [Line Items]
Other income	4,295
Net exchange (loss) gain	2,313		(3,196)	(3,265)
Administrative expenses	(10,228)		(4,768)	(6,821)
(Loss) profit and total comprehensive (loss) income for the year	¥ (3,620)		¥ (7,964)	¥ (10,086)